INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Ordinary shares, shares issued	1,634,044,290
Common Class A [Member]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	8,399,935,000	1,599,935,000
Ordinary shares, shares issued	1,634,044,290	1,595,399,890
Ordinary shares, outstanding	1,634,044,290	1,595,399,890
Common Class B [Member]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	99	99
Ordinary shares, outstanding	99	99
Preferred Class A [Member]
Preference shares, par value	$ 0.00005	$ 0.00005
Preference shares, shares authorized	65,000	65,000
Preference shares, shares issued	65,000	65,000
Preference shares, shares outstanding	65,000	65,000